12. Acquisition (March 2019 Note) (Details - Pro Forma) - AVX Design [Member] - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Sales	$ 838,293	$ 402,570
Cost of Revenue	260,413	165,666
Gross profit	577,880	236,904
Operating expenses	743,502	317,485
Loss from operations	(165,622)	(80,581)
Net loss	$ (165,738)	$ (134,910)
Loss per share	$ 0	$ 0